Transactions with Related Parties-Shanghai Costamare Ship Management Co Ltd (Details)	Jun. 30, 2015
SCSC CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	30.00%
SCSC Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	70.00%